Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 1,954,976	$ 2,698,229	$ 2,807,909
Cost of revenues	(1,923,552)	(2,283,233)	(2,177,443)
Gross profit	31,424	414,996	630,466
Operating expenses
Selling and marketing expenses	(168,303)	(325,075)	(4,396)
General and administrative expenses	(1,891,840)	(1,655,004)	(1,930,439)
Total operating expenses	(2,060,143)	(1,980,079)	(1,934,835)
Operating loss	(2,028,719)	(1,565,083)	(1,304,369)
Other income/(expenses), net
Other income	76		182
Exchange gain, net	34,423
Government grants		640	23,522
Interest income	1,682	1,942	1,851
Interest expense	(5,834)	(17,697)	(8,847)
Total other income/(expenses), net	30,347	(15,115)	16,708
Loss before taxes	(1,998,372)	(1,580,198)	(1,287,661)
Provision for income taxes			(3,568)
Net loss	(1,998,372)	(1,580,198)	(1,291,229)
Other comprehensive (loss)/income
Foreign currency translation adjustment	(2,082)	(9,847)	861
Total comprehensive loss	$ (2,000,454)	$ (1,590,045)	$ (1,290,368)
Loss per share - basic	$ (0.07)	$ (0.10)	$ (0.09)
Earnings Per Share, Diluted	$ (0.07)	$ (0.10)	$ (0.09)
Basic weighted average shares outstanding	28,165,246	15,425,389	15,000,000
Diluted weighted average shares outstanding	28,165,246	15,425,389	15,000,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues	$ (1,923,552)	$ (2,283,233)	$ (2,132,251)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues			$ (45,192)